Property and operating equipment, Cost model (Details) $ in Thousands	Dec. 31, 2025 MXN ($) Vessel	Dec. 31, 2024 MXN ($)
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 1,027,104	$ 1,036,544
Revaluation surplus, before taxes	$ 684,766	712,333
Grupo Financiero Inbursa [Member]
Guarantees [Abstract]
Number of vessels acquired | Vessel	2
Lands [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 847,745	847,745
Properties [Member]
Property, vessels and equipment, cost model [Abstract]
Revalued carrying amounts	$ 179,359	$ 188,799